Revenues and Cost of Revenues (Details) - Schedule of Cost of Revenues - Cost of Revenues [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and Cost of Revenues (Details) - Schedule of Cost of Revenues [Line Items]
Payroll and related expenses	$ 376	$ 364	$ 292
Clearing fees	679	1,113	213
Traffic acquisition costs	1,080	3,070	1,118
Share-based payment	8	20	2
Internet protocols addresses costs	3,848	2,135	1,747
Networks and servers	758	570	341
Amortization and impairment of intangible assets and depreciation	903	1,116	1,094
Other	59	14	37
Cost of revenues	$ 7,711	$ 8,402	$ 4,844